Operating Segments (Schedule of Segment Reporting Information, by Segment, Virginia Power) (Detail) - USD ($) $ in Millions			1 Months Ended	3 Months Ended								12 Months Ended
		Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Operating Revenue				$ 3,810	$ 3,963	$ 3,059	$ 3,113	$ 3,061	$ 2,815	$ 2,601	$ 2,943	$ 13,945		$ 11,420		$ 11,919
Depreciation and amortization												2,442		2,103		1,991
Interest income												109		95		101
Interest and related charges (benefit)												1,002		1,255		1,339
Income tax expense (benefit)		$ 336	$ 173									(148)		239		(59)
Net income (loss)				(42)	778	(453)	711	1,341	654	285	1,008	994		3,288		(401)
Capital expenditures												7,758		6,061		6,331
Total assets			99,590	104,243				99,590				104,243		99,590
Dominion Energy Virginia
Segment Reporting Information [Line Items]
Operating Revenue												9,643		7,976		7,763
Corporate and Other
Segment Reporting Information [Line Items]
Operating Revenue												920		221		1,191
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating Revenue				2,437	2,875	2,175	2,167	1,923	1,976	1,741	1,830	9,654	[1]	7,470	[1]	7,763	[1]
Depreciation and amortization												1,736		1,364		1,252
Interest income												17		11		11
Interest and related charges (benefit)	[1]											642		534		516
Income tax expense (benefit)												191		397		229
Net income (loss)				240	$ 571	$ 47	$ 357	368	$ 556	$ 414	$ 374	1,215		1,712		1,021
Capital expenditures												5,187		3,756		3,372
Total assets			47,932	53,194				47,932				53,194		47,932
Virginia Electric and Power Company | Dominion Energy Virginia
Segment Reporting Information [Line Items]
Operating Revenue												9,643		7,976		7,763
Depreciation and amortization												1,452		1,296		1,245
Interest income												17		11		11
Interest and related charges (benefit)												645		535		524
Income tax expense (benefit)												411		467		500
Net income (loss)												2,007		1,914		1,884
Capital expenditures												5,187		3,756		3,372
Total assets			47,900	53,200				47,900				53,200		47,900
Virginia Electric and Power Company | Corporate and Other
Segment Reporting Information [Line Items]
Operating Revenue												11		(506)		0
Depreciation and amortization												284		68		7
Interest income												0		0		0
Interest and related charges (benefit)												(3)		(1)		(8)
Income tax expense (benefit)												(220)		(70)		(271)
Net income (loss)												(792)		(202)		(863)
Capital expenditures												0		0		$ 0
Total assets			$ 0	$ 0				$ 0				$ 0		$ 0

[1]	See Note 25 for amounts attributable to affiliates.